Cover	Apr. 28, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	333-251397
Entity Registrant Name	STEM, INC.
Entity Central Index Key	0001758766
Entity Tax Identification Number	85-1972187
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Rollins Road
Entity Address, City or Town	Millbrae
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94030
City Area Code	415
Local Phone Number	937-7816
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	STEM
Security Exchange Name	NYSE
Warrants Each Exercisable For One Share Of Common Stock At An Exercise Price Of Dollar 11. 50 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	STEM WS
Security Exchange Name	NYSE
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	Star Peak Energy Transition Corp.
Entity Address, Address Line Two	1603 Orrington Avenue
Entity Address, Address Line Three	13th Floor
Entity Address, City or Town	Evanston
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60201